Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 6,058	¥ 5,831	¥ 5,879
Interest cost	791	698	585
Expected return on plan assets	(2,663)	(2,427)	(2,806)
Amortization of prior service credit	(66)	(178)	(820)
Amortization of net actuarial loss	412	1,320	1,156
Net periodic pension cost	4,532	5,244	3,994
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,947	3,288	3,566
Interest cost	1,329	1,711	1,634
Expected return on plan assets	(4,192)	(3,618)	(4,262)
Amortization of prior service credit	(320)	(269)	(208)
Amortization of net actuarial loss	500	313	739
Amortization of transition obligation	1	1	1
Net periodic pension cost	¥ 1,265	¥ 1,426	¥ 1,470